JPMorgan 100 U.S. Treasury Securities Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Empower Shares [Member] | Empower
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	2.35%	1.64%